Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, amortized cost	$ 11,455.7	$ 11,630.8
Nonredeemable preferred stocks, cost	473.7	601.3
Common equities, cost	1,431.0	1,021.7
Short-term investments, amortized cost	1,551.8	1,090.8
Premiums receivable, allowance for doubtful accounts	124.2	114.9
Reinsurance recoverables, paid losses and loss adjustment expenses	32.3	37.4
Property and equipment, accumulated depreciation	$ 573.8	$ 564.3
Common Shares, par value	$ 1.00	$ 1.00
Common Shares, authorized	900.0	900.0
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	184.7	135.3